Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases
Schedule of future minimum payments
	06.30.2023	06.30.2022	06.30.2021
No later than one year	292	220	278
Later than one year and not later than five years	1,538	1,273	1,594
Later than five years	3,539	4,171	5,686
	5,369	5,664	7,558

Schedule of non-cancellable operating leases
	06.30.2023	06.30.2022	06.30.2021
No later than one year	12,101	5,840	14,222
Later than one year and not later than five years	12,024	15,233	28,489
Later than five years	578	2,746	8,011
	24,703	23,819	50,722